SCHEDULE OF GOODWILL (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Subsequent Events [Abstract]
Goodwill recognized from acquisition	$ 1,859,184
Less: impairment charge	(1,859,184)
Net goodwill